Leases - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases
2022	¥ 298,691	$ 46,871
2023	183,965	28,868
2024	59,530	9,342
2025	25,274	3,966
2026 and thereafter	55,693	8,739
Total undiscounted lease payments	623,153	97,786
Less: imputed interest	(41,646)	(6,535)
Present value of operating lease liability	¥ 581,507	$ 91,251	¥ 424,173